UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Edgar Lomax Value Fund
LOMAX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgar Lomax Value Fund	$53	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2025, the Fund gained 10.91% while the S&P 500 and S&P 500 Value Indexes returned 21.45% and 9.35%, respectively. The Fund invests all of its assets in Domestic Large-cap Value stocks. Below you will find a description of some of the factors that drove the performance of the benchmarks and the Fund.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12 months ended October 31, Investors continued to pursue what has become known as the “risk on” trade—buying the “Magnificent 7” names like Nvidia in such a frenzy that they accounted for most of the S&P 500’s rise during the period—resulting in “value” stocks, such as those with higher dividend yields, underperforming their “growth” counterparts. For an illustration of this phenomenon, please see the discussion under “PERFORMANCE” below.
POSITIONING
We are proud of our “traditional value” focus on finding businesses—as opposed to stocks—that have performed well (i.e., consistently earned satisfactory profits) over extended periods, and whose stock prices are cheap simply because others have overlooked them in favor of the latest “hot” issues. Thus, we are very comfortable with your portfolio’s potential for future outperformance (with less downside risk), as evidenced by its dividend yield of 3.14% (30 Day SEC yield: 2.73% subsidized and 2.42% unsubsidized, respectively) versus S&P 500 and S&P Value respective dividend yields of 1.15% and 1.89%.

The market’s periodic focus on varying investment styles in any given month or quarter does not change the solid fundamental foundation upon which the Fund’s portfolio was built.   For example, the Fund’s holdings have relatively-stable earnings, modest debt levels and above-average dividend yields (with long histories of dividend payments), which we believe should benefit the Fund over the long term—particularly during the inevitable future recession, when defensive attributes become essential.

Top Contributors
↑	International Business Machines Corp., Citigroup, Inc., Goldman Sachs Group, Inc.

Top Detractors
↓	Dow, Inc., UnitedHealth Group, Inc., Texas Instruments, Inc.
PERFORMANCE
For much of the last fiscal year, investment funds continued flowing primarily to large-cap “growth” stocks. For an illustration of this during the year, we can look at the quarter ended October 31, where we saw how the market’s narrow focus on a few mega-cap “growth” companies mostly continued and, generally, pulled “value” stocks with growthier features along with them. For example:   the quarterly return for the S&P 500 index was 8.23%, but the Magnificent 7 [Nvidia, Microsoft, Apple, Amazon, Alphabet (Google), Meta Platforms (Facebook) and Tesla] pushed the index up 4.70% with the other 493 stocks (also known as the “S&P 493”) only contributing the remaining 3.53%. Meanwhile, the S&P 500 Value subindex rose 6.45% while the top 25% of the index in terms of dividend yield (often considered more “value”
Edgar Lomax Value Fund	PAGE 1	TSR-AR-007989882

leaning) returned only 0.09%. In this environment, the Fund’s portfolio gained 6.06% during the quarter. Despite the narrow focus of “growth” stocks driving the performance of the indexes during most of the fiscal year, the Fund outperformed the S&P 500 Value during the entire 12-month period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Edgar Lomax Value Fund	10.91	14.30	9.78
S&P 500 TR	21.45	17.64	14.64
S&P 500 Value (TR)	9.35	16.06	11.37
Visit https://www.edgarlomax.com/documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,599,830
Number of Holdings	53
Net Advisory Fee	$38,554
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
CVS Health Corp.	5.5%
Johnson & Johnson	4.9%
International Business Machines Corp.	4.2%
Verizon Communications, Inc.	4.1%
Merck & Co., Inc.	3.8%
Coca-Cola Co.	3.8%
Citigroup, Inc.	3.8%
FedEx Corp.	3.7%
Morgan Stanley	3.4%
Mondelez International, Inc.	3.3%

Top Sectors	(% of Net Assets)
Manufacturing	44.7%
Finance and Insurance	17.9%
Retail Trade	8.4%
Information	8.3%
Transportation and Warehousing	6.2%
Utilities	5.9%
Mining, Quarrying, and Oil and Gas Extraction	3.5%
Accommodation and Food Services	1.8%
Real Estate and Rental and Leasing	0.9%
Cash & Other	2.4%
Edgar Lomax Value Fund	PAGE 2	TSR-AR-007989882

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.edgarlomax.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Edgar Lomax Company documents not be householded, please contact Edgar Lomax Company at 1-866-205-0524, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Edgar Lomax Company or your financial intermediary.
Edgar Lomax Value Fund	PAGE 3	TSR-AR-007989882

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$17,500	$17,400
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Edgar Lomax Value Fund
Core Financial Statements
October 31, 2025

Edgar Lomax Value Fund
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 96.6%
Beverage and Tobacco Product Manufacturing - 4.3%
Altria Group, Inc.	3,850	$217,063
Coca-Cola Co.	55,150	3,799,835
PepsiCo, Inc.	1,900	277,571
		4,294,469
Broadcasting and Content Providers - 0.9%
Comcast Corp. - Class A	33,150	922,730
Chemical Manufacturing - 11.2%
AbbVie, Inc.	1,650	359,766
Amgen, Inc.	7,700	2,297,911
Bristol-Myers Squibb Co.	5,150	237,260
Dow, Inc.	7,250	172,912
Gilead Sciences, Inc.	13,450	1,611,176
Merck & Co., Inc.	44,300	3,808,914
Pfizer, Inc.	46,802	1,153,669
Procter & Gamble Co.	10,250	1,541,293
		11,182,901
Computer and Electronic Product Manufacturing - 10.2%
Cisco Systems, Inc.	37,050	2,708,725
International Business Machines Corp.	13,450	4,134,665
Medtronic PLC	19,550	1,773,185
Qualcomm, Inc.	8,300	1,501,470
		10,118,045
Couriers and Messengers - 4.9%
FedEx Corp.	14,700	3,731,154
United Parcel Service, Inc. - Class B	12,350	1,190,787
		4,921,941
Credit Intermediation and Related Activities - 12.1%
American Express Co.	2,500	901,825
Bank of America Corp.	31,300	1,672,985
Bank of New York Mellon Corp.	9,700	1,046,921
Capital One Financial Corp.	7,700	1,693,923
Citigroup, Inc.	37,250	3,770,817
JPMorgan Chase & Co.	5,750	1,788,940
U.S. Bancorp	6,050	282,414
Wells Fargo & Co.	10,550	917,534
		12,075,359
Food Manufacturing - 3.6%
Kraft Heinz Co.	9,450	233,699
Mondelez International, Inc. - Class A	58,050	3,335,553
		3,569,252
Food Services and Drinking Places - 1.8%
McDonald’s Corp.	5,900	1,760,737
General Merchandise Stores - 2.8%
Target Corp.	30,350	2,814,052

	Shares	Value
Health and Personal Care Retailers - 5.5%
CVS Health Corp.	70,150	$5,482,222
Insurance Carriers and Related Activities - 1.4%
MetLife, Inc.	16,800	1,340,976
Leather and Allied Product Manufacturing - 1.1%
NIKE, Inc. - Class B	16,800	1,085,112
Machinery Manufacturing - 0.5%
Caterpillar, Inc.	850	490,671
Miscellaneous Manufacturing - 6.7%
3M Co.	10,700	1,781,550
Johnson & Johnson	25,950	4,901,177
		6,682,727
Petroleum and Coal Products Manufacturing - 5.1%
Chevron Corp.	18,100	2,854,732
Exxon Mobil Corp.	19,150	2,189,994
		5,044,726
Rail Transportation - 1.2%
Union Pacific Corp.	5,600	1,234,072
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.5%
Goldman Sachs Group, Inc.	1,300	1,026,181
Morgan Stanley	20,850	3,419,400
		4,445,581
Support Activities for Mining - 1.3%
ConocoPhillips	14,500	1,288,470
Telecommunications - 7.3%
AT&T, Inc.	129,050	3,193,988
Verizon Communications, Inc.	103,450	4,111,103
		7,305,091
Transportation Equipment Manufacturing - 4.3%
Ford Motor Co.	29,200	383,396
General Dynamics Corp.	8,400	2,897,160
General Motors Co.	13,900	960,351
		4,240,907
Utilities - 5.9%
Duke Energy Corp.	21,400	2,660,020
NextEra Energy, Inc.	18,100	1,473,340
Southern Co.	18,600	1,749,144
		5,882,504
TOTAL COMMON STOCKS (Cost $82,501,552)		96,182,545

The accompanying notes are an integral part of these financial statements.

1

Edgar Lomax Value Fund
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Tower Corp.	1,600	$286,368
Simon Property Group, Inc.	3,550	623,948
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $792,502)		910,316
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Invesco STIT-Treasury Portfolio - Institutional Class, 3.98%(a)	2,402,571	2,402,571
TOTAL SHORT-TERM INVESTMENTS (Cost $2,402,571)		2,402,571
TOTAL INVESTMENTS - 99.9% (Cost $85,696,625)		$99,495,432
Other Assets in Excess of Liabilities - 0.1%		104,398
TOTAL NET ASSETS - 100.0%		$99,599,830

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Edgar Lomax Value Fund
STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2025

ASSETS
Investments in securities, at value (identified cost $85,696,625)	$99,495,432
Receivables
Fund shares sold	17,172
Dividends and interest	222,061
Prepaid expenses	6,033
Total assets	99,740,698
LIABILITIES
Payables
Fund shares redeemed	48,627
Administration fees	30,346
Audit fees	21,350
Advisory fees (Note 4)	7,871
Trustee fees and expenses	6,888
Fund accounting fees	6,149
Transfer agent fees and expenses	3,751
Shareholder reporting	3,141
Custody fees	2,589
Chief Compliance Officer fee	2,500
Legal fees	2,260
Sub-transfer agent expenses (Note 4)	1,473
Accrued other expenses	3,923
Total liabilities	140,868
NET ASSETS	$ 99,599,830
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$99,599,830
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	6,056,195
Net asset value, offering and redemption price per share	$16.45
COMPONENTS OF NET ASSETS
Paid-in capital	$80,145,859
Total distributable earnings	19,453,971
Net assets	$ 99,599,830

The accompanying notes are an integral part of these financial statements.

3

Edgar Lomax Value Fund
STATEMENT OF OPERATIONS
For the year ended October 31, 2025

INVESTMENT INCOME
Dividends	$3,072,078
Interest	139,657
Total investment income	3,211,735
EXPENSES
Advisory fees (Note 4)	525,674
Administration fees (Note 4)	182,079
Sub-transfer agent expenses (Note 4)	60,184
Fund accounting fees (Note 4)	37,760
Trustee fees and expenses	25,087
Transfer agent fees and expenses (Note 4)	23,530
Registration fees	23,246
Audit fees	21,700
Custody fees (Note 4)	16,906
Chief Compliance Officer fee (Note 4)	15,000
Reports to shareholders	9,923
Legal fees	7,423
Insurance expense	3,614
Other expenses	13,174
Total expenses	965,300
Less: advisory fee waiver (Note 4)	(487,120)
Net expenses	478,180
Net investment income	2,733,555
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	4,052,352
Net change in unrealized appreciation/(depreciation) on investments	3,244,599
Net realized and unrealized gain on investments	7,296,951
Net Increase in Net Assets Resulting from Operations	$10,030,506

The accompanying notes are an integral part of these financial statements.

4

Edgar Lomax Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,733,555	$2,797,637
Net realized gain on investments	4,052,352	3,198,412
Net change in unrealized appreciation/(depreciation) on investments	3,244,599	15,083,191
Net increase in net assets resulting from operations	10,030,506	21,079,240
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(5,518,958)	(4,101,129)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(1,306,674)	(3,974,302)
Total increase in net assets	3,204,874	13,003,809
NET ASSETS
Beginning of year	96,394,956	83,391,147
End of year	$ 99,599,830	$96,394,956

(a)	A summary of share transactions is as follows:

	Year Ended October 31,
	2025		2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	458,199	$6,954,192	280,934	$4,138,710
Shares issued on reinvestments of distributions	366,376	5,506,624	306,230	4,091,234
Shares redeemed	(897,841)	(13,767,490)	(843,346)	(12,204,246)
Net decrease	(73,266)	$(1,306,674)	(256,182)	$(3,974,302)

The accompanying notes are an integral part of these financial statements.

5

EDGAR LOMAX VALUE FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.73	$13.06	$14.58	$15.23	$11.96
Income from investment operations:
Net investment income	0.46	0.46	0.47	0.40	0.42
Net realized and unrealized gain/(loss) on investments	1.17	2.86	(0.91)	(0.28)	4.43
Total from investment operations	1.63	3.32	(0.44)	0.12	4.85
Less distributions:
From net investment income	(0.46)	(0.47)	(0.42)	(0.40)	(0.44)
From net realized gain on investments	(0.45)	(0.18)	(0.66)	(0.37)	(1.14)
Total distributions	(0.91)	(0.65)	(1.08)	(0.77)	(1.58)
Net asset value, end of year	$16.45	$15.73	$13.06	$14.58	$15.23
Total return	10.91%	26.30%	−3.62%	0.78%	43.39%
Ratios/supplemental data:
Net assets, end of year (thousands)	$99,600	$96,395	$83,391	$100,931	$100,963
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.01%	0.99%	1.01%	1.00%	0.98%
After fees waived and expenses absorbed	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.35%	2.54%	2.66%	2.18%	2.27%
After fees waived and expenses absorbed	2.86%	3.03%	3.17%	2.68%	2.75%
Portfolio turnover rate	34.76%	30.46%	38.47%	39.80%	34.47%

The accompanying notes are an integral part of these financial statements.

6

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025
NOTE 1 – ORGANIZATION
The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to seek long-term capital growth while providing some income. The Fund began operations on December 12, 1997.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Distributable Earnings	Paid-in Capital
$(541,088)	$541,088

7

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

8

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$96,182,545	$ —	$ —	$96,182,545
Real Estate Investment Trusts	910,316	—	—	910,316
Money Market Fund	2,402,571	—	—	2,402,571
Total Investment in Securities	$99,495,432	$—	$—	$99,495,432

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
Accounting Pronouncements: The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, The Edgar Lomax Company (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President and Chief Operating Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of its

9

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
management fee and pay certain Fund expenses such that “Total Annual Fund Operating Expenses” will decline to 0.50% for underperformance versus the S&P 500® Value Index during either the 3-year or 5-year period. While this voluntary management fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the year ended October 31, 2025, the Fund incurred $525,674 in advisory fees, of which the Advisor voluntarily waived $47,715 resulting in net advisory fees of $477,959 before expense limitation waivers. This excludes additional voluntarily waived expenses of $143,144.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the year ended October 31, 2025, the Fund’s aggregate annual operating expenses were reduced to 0.50% of the Fund’s average daily net assets, including contractual expense limits. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended October 31, 2025, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $296,261; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expires	Amount
10/31/2026	$301,984
10/31/2027	270,232
10/31/2028	296,261
$868,477

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2025 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $60,184 of sub-transfer agent fees during the year ended October 31, 2025.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended October 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $32,145,656 and $35,722,672, respectively. There were no purchases or sales of long-term U.S. Government securities.

10

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at October 31, 2025(Continued)
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

	Year Ended October 31,
	2025	2024
Ordinary income	$5,176,188	$2,971,058
Long-term capital gains	342,770	1,130,071

As of October 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$85,810,000
Gross tax unrealized appreciation	19,846,312
Gross tax unrealized depreciation	(6,160,880)
Net tax unrealized appreciation(a)	13,685,432
Undistributed ordinary income	2,333,674
Undistributed long-term capital gain	3,434,865
Total distributable earnings	5,768,539
Total accumulated earnings/(losses)	$19,453,971

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
NOTE 7 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, The Edgar Lomax Company owned 30.37% of the outstanding shares of the Fund.

11

EDGAR LOMAX VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
Edgar Lomax Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Edgar Lomax Value Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 29, 2025

12

EDGAR LOMAX VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six months.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/7/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	1/7/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	1/7/26

* Print the name and title of each signing officer under his or her signature.